Financial Assets at Fair Value - Summary of Movement of Other Investment (Details) - Other investments - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Financial Assets Designated As Measured At Fair Value Through Profit Or Loss [Line Items]
At beginning of the year	¥ 355	¥ 344
Additions	40	31
Fair value change	(2)	(23)
Disposal	(1)	0
Currency translation differences	(6)	3
At end of the year	386	355
Current	83	46
Non-current	¥ 303	¥ 309